Award Timing Disclosure	12 Months Ended
Mar. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices for Granting Certain Equity Awards
Our practices regarding the granting of equity awards are designed to ensure compliance with applicable securities laws and to maintain the integrity of our compensation program. The Compensation Committee and the Board (in the case of our chief executive officer) are responsible for the timing and terms of equity awards to executives. The Compensation Committee and the Board (in the case of our chief executive officer) review its policies and practices related to equity awards to ensure they are consistent with the general standards of corporate governance and continue to serve the best interests of the Company and its stockholders.
The Company has
not granted
stock options to executive officers since April 2014. The Compensation Committee and the Board (in the case of our chief executive officer) generally grant shares of restricted stock to executive officers in or around May of each year in conjunction with regular Board and Compensation Committee meetings. For newly hired executive officers, restricted stock awards are typically granted within approximately one month following their hire date. The Compensation Committee and the Board (in the case of our chief executive officer) do not take material non-public
information (“MNPI”) into account when determining the timing and terms of equity awards and the Company does not time the disclosure of MNPI for the purpose of affecting the value of executive compensation.

Award Timing Method	Our practices regarding the granting of equity awards are designed to ensure compliance with applicable securities laws and to maintain the integrity of our compensation program. The Compensation Committee and the Board (in the case of our chief executive officer) are responsible for the timing and terms of equity awards to executives.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false